Insurance Claim Reserves (details) - Prior Year Reserve Development - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Liability for claims and claim adjustment expense
Net favorable prior year reserve development impacting the Company's results of operations	$ 81	$ 180
Business Insurance [Member]
Liability for claims and claim adjustment expense
Net favorable prior year reserve development impacting the Company's results of operations	61	74
Bond & Specialty Insurance [Member]
Liability for claims and claim adjustment expense
Net favorable prior year reserve development impacting the Company's results of operations	14	66
Personal Insurance [Member]
Liability for claims and claim adjustment expense
Net favorable prior year reserve development impacting the Company's results of operations	$ 6	$ 40